SELECTED UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2015
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA
SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

27. SELECTED UNAUDITED QUARTERLY FINANCIAL DATA

        A summary of selected unaudited quarterly financial data for the years ended December 31, 2015 and 2014 is as follows (dollars in millions, except per share amounts):

	Three months ended
	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015(1)
Revenues	$2,589	$2,740	$2,638	$2,332
Gross profit	452	549	474	377
Restructuring, impairment and plant closing costs	93	114	14	81
Income from continuing operations	17	41	64	9
Net income	15	39	64	9
Net income attributable to Huntsman International	5	29	56	4

	Three months ended
	March 31, 2014	June 30, 2014	September 30, 2014(2)	December 31, 2014
Revenues	$2,755	$2,988	$2,884	$2,951
Gross profit	455	506	516	450
Restructuring, impairment and plant closing costs	39	13	39	67
Income (loss) from continuing operations	72	125	204	(35)
Net income (loss)	65	125	204	(37)
Net income (loss) attributable to Huntsman International	57	120	198	(40)

(1)

During the three months ended December 31, 2015, we declared a dividend from our non-U.S. operations to the U.S., which included bringing onshore certain U.S. foreign tax credits. The foreign tax credits brought onshore exceeded the amount needed to offset the cash tax impact of the dividend, as well as enough to allow us to carry $14 million of foreign tax credits back to a prior year and claim a refund. During 2015, a number of our intercompany liabilities that were denominated in U.S. dollars were owed by entities whose tax currency was the euro. As a result of the depreciation in the euro opposite the U.S. dollar, these entities recorded a tax only foreign exchange loss. Most of the intercompany receivables associated with these same U.S. dollar denominated intercompany debts were held by entities with a tax currency of the U.S. dollar which, therefore, resulted in no taxable gain. This resulted in a $33 million tax benefit ($58 million, net of $25 million of contingent liabilities and valuation allowances) in the fourth quarter of 2015.

(2)

During the three months ended September 30, 2014, as a result of extensive research and analysis, we filed amended U.S. tax returns for tax years 2008 through 2012, along with our original U.S. tax return for tax year 2013, and made elections which allowed us to utilize U.S. foreign tax credits. As a result of utilizing these assets that had been subject to a valuation allowance, we recognized a discrete income tax benefit of $94 million in the third quarter of 2014.

(3)

Basic and diluted income per share are computed independently for each of the quarters presented based on the weighted average number of common shares outstanding during that period. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted earnings per share.